ACCRUED LIABILITIES (Details) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
ACCRUED LIABILITIES
Accruals for services	$ 365,447	$ 232,897
Accruals for taxes	186,492	243,083
Accrued payroll and vacation	159,171	210,372
Interest payable on debt	76,804	127,953
Accruals for payments to social funds	11,890	12,396
Total accrued liabilities	$ 799,804	$ 826,701